Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,403,000
Previously Paid Amount	0.00
Total Fee Amount	296.06
Total Offset Amount	0.00
Net Fee	296.06
Narrative - Max Aggregate Offering Price	$ 3,403,000
Final Prospectus	true